Total Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Total Operating Expenses

The following table presents a breakdown of operating expenses:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Manufacturing costs	18,914	13,567	3,162
IP and license costs	1,852	1,858	1,167
Personnel related R&D	7,036	6,673	3,285
Other R&D costs	18,938	12,027	10,810

Total R&D costs	46,740	34,125	18,424

Management and administration costs	10,395	13,697	4,258
Litigation costs	1,425	1,039	1,490
Other operating expenses	11,735	8,356	6,219

Total other expenses	13,160	9,395	7,709

Total operating expenses	70,295	57,217	30,391

Breakdown of Other Research and Development Costs

The following table presents a breakdown of other R&D costs:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Discovery and preclinical costs	5,506	2,473	5,185
Clinical costs	9,169	5,919	3,409
Other R&D costs	4,263	3,635	2,216

Total other R&D costs	18,938	12,027	10,810

Operating Expenses by Nature

Operating expenses presented by nature are outlined below:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Contract manufacturing	18,914	13,567	3,162
Other external and outsourced costs	32,459	22,333	18,885
Employee costs and related benefits	18,284	20,999	8,110
Depreciation and amortization	638	318	234

Total operating expenses	70,295	57,217	30,391